CONSOLIDATED BALANCE SHEETS Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Fixed income securities, available for sale amortized cost		$ 4,330.0	$ 4,131.3
Net allowance, available for sale maturities, for expected credit losses		2.9	7.7
Fixed income securities, trading, amortized cost		1,527.0	1,576.7
Short term investments available for sale, amortized cost		93.6	52.4
Short-term investments, trading, amortized cost		2.1	6.3
Catastrophe Bonds, Fair Value Disclosure		1.6	5.1
Privately-held Investments, available for sale, at fair value	[1]	14.9	0.0
Privately-held investments, available for sale, amortized cost		14.7	0.0
Privately-held investments, cost, trading at fair value		494.9	537.7
Premium Receivable, Allowance for Credit Loss		$ 21.0	$ 25.0
Ordinary shares, issued		60,395,839	60,395,839
Ordinary shares, par value		$ 0.01	$ 0.01
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2023: $3.7 and 2022: $3.7)		$ 3.7	$ 3.7
Restricted cash	[2]	323.2	232.1
Privately-held Investments	[1]	475.0	533.0
Other Investments	[3]	209.3	221.3
Cash and cash equivalents, including cash within consolidated VIE			65.7
Accrued expenses and other payables	[4]	214.4	201.8
Debt Securities, Trading	[5]	1,485.7	1,475.5
Asset Management Arrangement
Accrued expenses and other payables		2.1	4.5
Apollo originating partnership | Fair Value, Recurring [Member]
Privately-held Investments, available for sale, at fair value		14.9	0.0
Privately-held Investments		112.4	44.8
Other Investments		15.9	12.7
Apollo real estate fund | Fair Value, Recurring [Member]
Other Investments		23.9	25.3
Management Consulting Agreement
Accrued expenses and other payables		1.2	1.3
CLOs | Fair Value, Recurring [Member]
Debt Securities, Trading		129.8	0.0
Fixed maturities
Fixed income securities, available for sale amortized cost		4,438.3	4,183.7
Net allowance, available for sale maturities, for expected credit losses		2.9	7.7
Short-term investments
Fixed income securities, trading, amortized cost		$ 2.1	$ 6.3

[1]	Privately-held investments, trading at fair value include related party investments totaling $112.4 million (2022 — $44.8 million). Privately-held investments, available for sale include related party investments totaling $14.9 million (2022 — $Nil).
[2]	Cash and cash equivalents includes restricted cash of $323.2 million (2022 — $232.1 million, 2021 — $364.9 million) which are held in trusts.
[3]	Other investments includes related party investments of $23.9 million (2022 — $25.3 million) in Apollo Real Estate Fund and $15.9 million (2022 — $12.7 million) in Apollo Origination Partnership.
[4]	Includes amounts due to related parties of $2.1 million for investment management fees (2022 — $4.5 million), and $1.2 million for management consulting fees (2022 — $1.3 million).
[5]	Fixed income maturities, trading at fair value includes related party investments totaling $129.8 million (2022 — $Nil).